Geographic Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
GEOGRAPHIC SEGMENTS

We are engaged in one reportable segment that includes the development, production, and marketing of semiconductor wafers with a wide variety of features satisfying numerous product specifications to meet our customers’ exacting requirements, which wafers are utilized in the manufacture of semiconductor devices.

Net sales to non-affiliates (see Note 16 for discussion of sales to affiliates):

	For the Year Ended December 31,
	2014	2013	2012
In millions
United States	$123.0	$130.3	$147.7
Foreign	714.7	781.2	779.7
Total	$837.7	$911.5	$927.4

Foreign sales to non-affiliates were derived from sales to the following countries:

	For the Year Ended December 31,
	2014	2013	2012
In millions
Taiwan	$215.3	$219.2	$219.4
Korea	171.3	217.6	197.3
Germany	67.4	62.4	48.6
Singapore	57.6	63.1	56.7
China	43.2	40.1	46.5
Italy	33.0	36.7	42.8
France	32.1	38.2	33.0
Japan	23.3	25.6	55.7
Netherlands	19.2	16.4	16.1
Other foreign countries	52.3	61.9	63.6
Total	$714.7	$781.2	$779.7

Net sales are attributed to countries based on the location of the customer.

Property, plant, and equipment, net of accumulated depreciation:

	As of December 31,
	2014	2013
In millions
Taiwan	$195.2	$208.9
Korea	111.4	125.8
Malaysia	95.2	98.6
United States	68.1	63.3
Italy	67.2	140.9
Japan	61.6	87.3
Other foreign countries	0.1	0.1
Total	$598.8	$724.9

Credit Concentration
Our customers include semiconductor device manufacturers and are located in various geographic regions including North America, Europe, and the Asia-Pacific region. Our customers are generally well capitalized, and the concentration of credit risk is considered minimal. Sales to specific non-affiliate customers exceeding 10% of net sales for the years ended December 31, 2014, 2013, and 2012 were as follows:

	For the Year Ended December 31,
	2014		2013		2012
	Net Sales	Percent	Net Sales	Percent	Net Sales	Percent
In millions, except for percentages
Customer A	$160.5	19.2%	$191.2	21.0%	$183.1	19.7%
Customer B	$154.1	18.4%	$144.4	15.8%	$119.2	12.9%
Customer C	$87.9	10.5%	$100.8	11.1%	$102.1	11.0%